Consolidated balance sheet - CAD ($) $ in Millions	Apr. 30, 2024		Oct. 31, 2023
ASSETS
Cash and non-interest-bearing deposits with banks	$ 10,299	[1]	$ 20,816	[2]
Interest-bearing deposits with banks	38,844		34,902	[2]
Securities (Note 5)	235,530		211,348	[2]
Cash collateral on securities borrowed	13,755		14,651	[2]
Securities purchased under resale agreements	86,042		80,184	[2]
Loans (Note 6)
Residential mortgages	274,544		274,244	[2]
Personal	46,010		45,587	[2]
Credit card	19,560		18,538	[2]
Business and government	201,551		194,870	[2]
Allowance for credit losses	(3,898)		(3,902)	[2]
Total loans	537,767		529,337	[2]
Other
Derivative instruments	31,410		33,243	[2]
Customers' liability under acceptances	6,130		10,816	[2]
Property and equipment	3,256		3,251	[2]
Goodwill	5,393		5,425	[2]
Software and other intangible assets	2,751		2,742	[2]
Investments in equity-accounted associates and joint ventures	698		669	[2]
Deferred tax assets	669		647	[2]
Other assets	29,214		27,659	[2]
Other miscellaneous assets	79,521		84,452	[2]
Total assets	1,001,758		975,690	[2]
Deposits (Note 7)
Personal	248,396		239,035	[2]
Business and government	408,563		412,561	[2]
Bank	25,848		22,296	[2]
Secured borrowings	49,145		49,484	[2]
Deposits	731,952		723,376	[2]
Obligations related to securities sold short	23,449		18,666	[2]
Cash collateral on securities lent	8,629		8,081	[2]
Obligations related to securities sold under repurchase agreements	101,009		87,118	[2]
Other
Derivative instruments	38,812		41,290	[2]
Acceptances	6,139		10,820	[2]
Deferred tax liabilities	37		40	[2]
Other liabilities	28,280		26,653	[2]
Other miscellaneous liabilities	73,268		78,803	[2]
Subordinated indebtedness (Note 8)	7,795		6,483	[2]
Equity
Contributed surplus	114		109	[2]
Retained earnings	31,990		30,352	[2]
Accumulated other comprehensive income (AOCI)	1,394		1,463	[2]
Total shareholders' equity	55,409		52,931	[2]
Non-controlling interests	247		232	[2]
Total equity	55,656		53,163	[2]
Total liabilities and equities	1,001,758		975,690	[2]
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 9)	5,098		4,925	[2]
Total equity	5,098		4,925
Common shares [member]
Equity
Issued shares (Note 9)	16,813		16,082	[2]
Total equity	$ 16,813		$ 16,082

[1]	Includes restricted cash of $522 million (April 30, 2023: $494 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.